S000074042 [Member] Expense Example - TSW High Yield Bond Fund	Sep. 30, 2025 USD ($)
Class Z Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	346
Expense Example, with Redemption, 5 Years	646
Expense Example, with Redemption, 10 Years	1,500
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	424
Expense Example, with Redemption, 5 Years	779
Expense Example, with Redemption, 10 Years	1,780
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	346
Expense Example, with Redemption, 5 Years	646
Expense Example, with Redemption, 10 Years	1,500
Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	377
Expense Example, with Redemption, 5 Years	699
Expense Example, with Redemption, 10 Years	$ 1,613